INVESTMENTS IN ASSOCIATES - SUMMARIZED COMPREHENSIVE INCOME STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of associates [line items]
Revenue	¥ 16,349,366	$ 2,505,650	¥ 21,178,351	¥ 19,828,018
Net profit/(loss)	(558,100)	(85,533)	747,964	779,034
Total comprehensive income for the year	(558,100)	$ (85,533)	747,964	779,034
Guangzhou Tiecheng Enterprise Company Limited (Tiecheng) [member]
Disclosure of associates [line items]
Revenue	43,241		45,673	45,017
Net profit/(loss)	29,202		(23,350)	11,039
Total comprehensive income for the year	29,202		(23,350)	11,039
Shenzhen Guangzhou Railway Civil Engineering Company (Shentu) [member]
Disclosure of associates [line items]
Revenue	1,519,711		1,222,250	851,701
Net profit/(loss)	16,027		8,986	3,608
Total comprehensive income for the year	¥ 16,027		¥ 8,986	¥ 3,608

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.